LEASES (Tables)	12 Months Ended
Dec. 31, 2021
Lessee Disclosure [Abstract]
Schedule of Components of Lease Expense

The components of lease expense during the period presented were as follows:

	Year Ended December 31,
	2019	2020	2021
	(U.S. $ in thousands)
Operating lease expense	$3,110	$3,791	$3,869
Short-term lease expense	786	545	269
Total lease expense	$3,896	$4,336	$4,138

Schedule of Supplemental Cash Flow Information Related to Operating Leases

Supplemental cash flow information related to operating leases during the period presented was as follows:

	Year Ended
	December 31, 2019	December 31, 2020	December 31, 2021
	(U.S. $ in thousands)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	1,602	$4,169	$4,356
ROU assets obtained in exchange for lease liabilities:
Operating leases	10,063	$-	$-

Schedule of Lease Term and Discount Rate Related to Operating Leases

Lease term and discount rate related to operating leases as of the period presented were as follows:

	Year Ended December 31,
	2019	2020	2021
Weighted-average remaining lease term (in years)	8.4	7.6	6.7
Weighted-average discount rate	7.5%	7.6%	7.7%

Schedule of Maturities of Operating Lease Liabilities

The maturities of lease liabilities under operating leases as of December 31, 2021 are as follows:

(U.S. $ in thousands)
2022	4,514
2023	4,251
2024	3,953
2025	3,431
2026	3,431
Thereafter	7,148
Total undiscounted lease payments	$26,728
Less: Imputed interest	(5,454)
Total lease liabilities	$21,274